Plan Description (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($) yr
EBP, Description of Plan [Line Items]
Participant compensation matched	6.00%
Maximum match amount	$ 12,500
Maximum compensation for Fixed Contribution	$ 125,000
Employer contribution, fixed rate contribution	2.00%
Maximum additional retirement compensation	$ 4,000
Maximum contribution to stock fund	20.00%
Service period	2 years
Maximum vesting age | yr	65
Minimum borrowing amount	$ 1,000
Maximum borrowing amount	$ 50,000
Participant loan, basis spread on variable rate	1.00%
General loan, maximum borrowing term	5 years
Exception, maximum borrowing term	10 years
Maximum borrowing, to total account, percentage	50.00%
Matching Contribution
EBP, Description of Plan [Line Items]
Vesting period	2 years
Fixed Rate Contribution
EBP, Description of Plan [Line Items]
Vesting period	2 years
EBP, Additional Contribution
EBP, Description of Plan [Line Items]
Vesting period	3 years